SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
18.	SUBSEQUENT EVENTS
(a)
In January 2019, Melco Resorts Macau informed the Company that it would cease VIP rolling chip operations at the Studio City Casino on January 15, 2020. In January 2020, Melco Resorts Macau agreed to continue the VIP rolling chip operations at the Studio City Casino until January 15, 2021, subject to early termination with 30 days’ prior notice by either the Company or Melco Resorts Macau.

(b)
In connection with the outbreak of the coronavirus (Covid-19) in the first quarter of 2020, severe travel restrictions, temporary business closures and other prohibitions have been imposed by the People’s Republic of China (“PRC”), Macau and other countries throughout the world, which has significantly disrupted the Company’s operations. On February 5, 2020, the Studio City casino operations were suspended for a 15-day period. On February 20, 2020, casino operations resumed in Macau with limited visitation from Hong Kong, Taiwan and certain regions of the PRC among other countries. In March 2020, the Macau government, the Hong Kong government and several provinces in the PRC, including Guangdong, imposed further entry bans, restrictions and quarantine requirements on nearly all visitors traveling to and from Macau, which is expected to significantly impact the Studio City casino and resort operations.

The Covid-19 outbreak and the related events have also caused severe disruptions to the Company’s resort tenants and other business partners, which may increase the risk of these entities defaulting on their contractual obligations with the Company.
The disruptions to the Company’s business had material adverse effects on its financial condition and operations during the first quarter of 2020. As the disruptions are ongoing, the Company expects such adverse effects will continue, and may worsen beyond the first quarter of 2020. The Company is unable to reasonably estimate the financial impact to the Company’s future results of operations, cash flows and financial condition due to uncertainties surrounding the business closures, travel restrictions and other events related to the Covid-19 outbreak.